Convertible Debentures and Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Debentures and Notes Payable
Schedule of long-term debt matures
Year Ending	Notes Payable	Convertible Notes	Total
2021 (months remaining)	$33,033	$27,261	$60,294
2022	34,058	82,484	116,542
2023	3,327	-	3,327
2024	3,454	-	3,454
2025	3,586	-	3,586
Thereafter	140,373	-	140,373

	$216,275	$109,744	$327,575

Year Ending	Notes Payable	Convertible Notes	Total
2021	$5,943	$37,224	$43,167
2022	32,940	197,106	230,036
2023	28,951	-	28,951
2024	3,296	-	3,296
2025	3,422	-	3,422
Thereafter	138,620	-	138,620

	$213,162	$234,330	$447,492